CONSOLIDATED BALANCE SHEET $ in Millions	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Non-current assets
Intangible assets, net	$ 37,345	$ 34,238	$ 33,083
Property, plant and equipment, net	114,694	109,095	108,916
Equity affiliates: investments and loans	38,090	34,405	30,457
Other investments	1,914	1,665	1,543
Non-current financial assets	3,270	2,305	2,395
Deferred income taxes	3,358	3,202	3,418
Other non-current assets	2,915	4,006	4,313
Total non-current assets	201,586	188,916	184,125
Current assets
Inventories, net	16,663	18,868	19,317
Accounts receivable, net	18,559	19,281	23,442
Other current assets	20,437	23,687	20,821
Current financial assets	3,332	6,914	6,585
Cash and cash equivalents	26,202	25,844	27,263
Assets classified as held for sale	4,276	1,977	2,101
Total current assets	89,469	96,571	99,529
TOTAL ASSETS	291,055	285,487	283,654
Shareholders' equity
Common shares	7,059	7,577	7,616
Paid-in surplus and retained earnings	125,860	135,496	126,857
Currency translation adjustment	(14,033)	(15,259)	(13,701)
Treasury shares	(4,003)	(9,956)	(4,019)
Total shareholders' equity - TotalEnergies share	114,883	117,858	116,753
Non-controlling interests	2,640	2,397	2,700
Total shareholders' equity	117,523	120,255	119,453
Non-current liabilities
Deferred income taxes	12,634	12,114	11,688
Employee benefits	2,018	1,753	1,993
Provisions and other non-current liabilities	17,322	19,872	21,257
Non-current financial debt	48,995	43,533	40,478
Total non-current liabilities	80,969	77,272	75,416
Current liabilities
Accounts payable	38,065	39,932	41,335
Other creditors and accrued liabilities	36,344	35,961	36,727
Current borrowings	12,038	10,024	9,590
Other current financial liabilities	388	664	446
Liabilities directly associated with the assets classified as held for sale	5,728	1,379	687
Total current liabilities	92,563	87,960	88,785
TOTAL LIABILITIES & SHAREHOLDERS' EQUITY	$ 291,055	$ 285,487	$ 283,654